Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Components of lease cost

	Year ended
	December 31,
	2025	2024
Operating lease cost	296,466	218,886
Finance lease cost	148,537	62,453
Total lease cost	445,003	281,339

	Year ended
	December 31,
	2025	2024
Weighted-average remaining lease term (in years)	4.28	5.00
Weighted-average discount rate	4.22%	4.38%
Cash paid for amounts included in the measurement of operating lease liabilities	$328,496	$218,886

Reconciliation of the future undiscounted cash flows of operating leases to the operating lease liabilities

The following table reconciles the future undiscounted cash flows of operating leases to the operating and finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2025:

	Operating	Finance
Period range	leases	leases
0 – 1 years	$458,502	$37,831
1 – 2 years	511,596	37,831
2 – 3 years	521,179	12,153
3 – 4 years	530,970	8,999
4 – 5 years	148,235	—
Total undiscounted lease payments	2,170,482	96,814
Less: imputed interest	(186,587)	(7,473)
Total lease liabilities	1,983,895	89,341
Less current portion	(383,223)	(33,362)
Noncurrent portion	$1,600,672	$55,979

Reconciliation of the future undiscounted cash flows of operating leases to the financing lease liabilities

The following table reconciles the future undiscounted cash flows of operating leases to the operating and finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2025:

	Operating	Finance
Period range	leases	leases
0 – 1 years	$458,502	$37,831
1 – 2 years	511,596	37,831
2 – 3 years	521,179	12,153
3 – 4 years	530,970	8,999
4 – 5 years	148,235	—
Total undiscounted lease payments	2,170,482	96,814
Less: imputed interest	(186,587)	(7,473)
Total lease liabilities	1,983,895	89,341
Less current portion	(383,223)	(33,362)
Noncurrent portion	$1,600,672	$55,979